Property and Equipment, Net	6 Months Ended
Jun. 30, 2020
Property Plant And Equipment [Abstract]
Property and Equipment, Net

4. Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	June 30,	December 31,
	2020	2019
Office equipment and computers	$820	$939
Fixtures and fittings	3,044	2,785
Laboratory equipment	6,673	6,669
	10,537	10,393
Less: accumulated depreciation	(3,782)	(3,121)
	$6,755	$7,272

Depreciation expense was $0.9 million and $0.8 million for the six months ended June 30, 2020 and 2019, respectively.